September 10, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Attention:        Office of Filings, Information & Consumer Services

Re:               The Gabelli Value Fund Inc. (the "Fund")
                  FILE NOS. 33-30139 AND 811-05848

Dear Sir or Madam:

         Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please accept for filing on behalf of the above-referenced Fund a supplement dated September 10, 2007 to the Fund's Prospectus dated May 1, 2007, and a supplement dated September 10, 2007 to the Fund's Statement of Additional Information dated May 1, 2007.

         If you have any questions concerning this filing, you may contact the undersigned at (617) 338-4586.

                                 /S/ ARLENE LONERGAN

                                 Arlene Lonergan
                                 Assistant Vice President

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. DiMartino - Willkie Farr & Gallagher LLP
         D. James

                                                   Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-30139

                           THE GABELLI VALUE FUND INC.
                                  (THE "FUND")

                       SUPPLEMENT DATED SEPTEMBER 10, 2007
                       TO THE PROSPECTUS DATED MAY 1, 2007

THE FOLLOWING SUPPLEMENTS THE INFORMATION THAT IS CURRENTLY IN THE "THE PORTFOLIO MANAGER" SECTION OF THE FUND'S PROSPECTUS.

Christopher Marangi, Associate Portfolio Manager, manages a portion of the Assets of the Fund and reports to Mario J. Gabelli, Portfolio Manager of the Fund. Mr. Marangi joined Gabelli Funds, LLC in 2003 as a research analyst covering the media and entertainment and business services sectors. From 1999 through 2001, he evaluated and executed private equity investments at Wellspring Capital Management.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by them, and their ownership of securities in the funds they manage.

                                                   Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-30139

                           THE GABELLI VALUE FUND INC.
                                  (THE "FUND")

                       SUPPLEMENT DATED SEPTEMBER 10, 2007
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007

THE FOLLOWING SUPPLEMENTS THE INFORMATION IN THE "PORTFOLIO MANAGER INFORMATION" SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION.

OTHER ACCOUNTS MANAGED
----------------------

The table below provides information regarding other accounts for which each portfolio manager was primarily responsible for the day-to-day management during the fiscal year ended December 31, 2006.

                                                                                                             TOTAL ASSETS
                                                                                                                WITH
                                                                                       # OF ACCOUNTS          ADVISORY
                                                   TOTAL                                MANAGED WITH          FEE BASED
    NAME OF PORTFOLIO          TYPE OF         # OF ACCOUNTS                         ADVISORY FEE BASED           ON
         MANAGER              ACCOUNTS            MANAGED          TOTAL ASSETS        ON PERFORMANCE         PERFORMANCE
1. Mario J. Gabelli        Registered
                           Investment
                           Companies:                19               $13.0B                 5                   $5.4B
                           Other Pooled
                           Investment
                           Vehicles:                 17               $840M                  15                  $560M
                           Other Accounts:
                                                   1,818              $11.0B                 6                   $1.5B

2. Christopher Marangi     Registered
                           Investment

                           Companies:                0                  $0                   0                    $0
                           Other Pooled
                           Investment
                           Vehicles:                 0                  $0                   0                    $0
                           Other Accounts:
                                                     0                  $0                   0                    $0

COMPENSATION STRUCTURE FOR CHRISTOPHER MARANGI
----------------------------------------------

The compensation of Mr. Marangi is structured to enable the Adviser to attract and retain highly qualified professionals in a competitive environment. Mr. Marangi receives a compensation package that includes a minimum draw or base salary and may include incentive-based variable compensation for any future accounts that Mr. Marangi may manage. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. The level of incentive-based variable compensation is based on an evaluation by the Adviser's parent, GBL, of quantitative and qualitative performance evaluation criteria. This evaluation takes into account, in a broad sense, the performance of the accounts Mr. Marangi may manage, but the level of compensation is not determined with specific reference to the performance of the account against any specific benchmark.

OWNERSHIP OF SHARES IN THE FUND

                                            DOLLAR RANGE OF EQUITY
                                         SECURITIES HELD IN THE FUND*

                    TEAM MEMBER

                 Mario J. Gabelli                      B
                Christopher Marangi                    A

____________________________________________
*        Key to Dollar Ranges- Information as of December 31, 2006
A.       None
B.       $1 - $10,000
C.       $10,001 - $50,000
D.       $50,001 - $100,000
E.       $100,001 - $500,000
F.       $500,001 - $1,000,000
G.       over $1,000,000